Note 6 - Related Party Transactions	6 Months Ended
Jun. 30, 2025
Notes to Financial Statements
Related Party Transactions Disclosure [Text Block]

6. Related Party Transactions

The Company’s vessel owning companies are parties to management agreements with the Management Company (see Note 1), which is controlled by members of the Pittas family, whereby the Management Company provides technical and commercial vessel management for a fixed daily fee of Euro 810 and Euro 840 for the six-month periods ended June 30, 2024 and 2025, respectively, under the Company’s Master Management Agreement (“MMA”) with Eurobulk. Vessel management fees paid to the Management Company amounted to $3,255,269 and $3,908,030 in the six-month periods ended June 30, 2024 and 2025, respectively. The MMA was extended on January 1, 2023 for a further five-year term until January 1, 2028. The Company’s MMA with the Management Company provides for an annual adjustment of the daily vessel management fee due to inflation in the Eurozone to take effect January 1 of every year. These fees are recorded under "Related party management fees" in the unaudited condensed consolidated statements of comprehensive income.

In addition to the vessel management services, the Management Company provides executive services to the Company. For each of the six-month periods ended June 30, 2024 and 2025, compensation paid to the Management Company for such additional services to the Company was $1,125,000 and $1,150,000 respectively. This amount is included in “General and administrative expenses” in the unaudited condensed consolidated statements of comprehensive income.

Amounts due to or from related company represent net disbursements and collections made on behalf of the vessel-owning companies by the Management Company during the normal course of operations for which a right of offset exists. As of December 31, 2024 and June 30, 2025, the amount due to related company was $1,662,306 and $3,948,758, respectively.

The Company uses brokers for various services, as is industry practice. Eurochart S.A. (“Eurochart”), a company controlled by certain members of the Pittas family, provides vessel sale and purchase services, and chartering services to the Company whereby the Company pays commission of 1% of the vessel sales price and 1.25% of charter revenues. A commission of 1% of the purchase price is also paid to Eurochart by the seller of the vessel for acquisitions the Company makes using Eurochart's services. Commissions to Eurochart S.A. for chartering services were $1,224,513 and $1,366,387 for the six-month periods ended June 30, 2024 and 2025, respectively, recorded in “Commissions” in the unaudited condensed consolidated statements of comprehensive income. Commission to Eurochart amounted to $131,500 for the sale of M/V “Diamantis P” in the six-month period ended June 30, 2025 and $100,000 for the sale of M/V “EM Astoria” in the six-month period ended June 30, 2024, recorded in “Gain on sale of vessel” in the unaudited condensed consolidated statement of comprehensive income.

Certain members of the Pittas family, together with another unrelated ship management company, have formed a joint venture with the insurance broker Sentinel Maritime Services Inc. (“Sentinel”). Technomar Crew Management Services Corp (“Technomar”), is a company owned by certain members of the Pittas family, together with another unrelated ship management company, which provides crewing services. Sentinel is paid a commission on insurance premiums not exceeding 5%; Technomar is paid a fee of about $50 per crew member per month. Total fees charged by Sentinel and Technomar were $69,880 and $145,760 in the first six months of 2024, respectively. In the first six months of 2025, total fees charged by Sentinel and Technomar were $83,532 and $164,196, respectively.  These amounts are recorded in “Vessel operating expenses” in the unaudited condensed consolidated statements of comprehensive income.